BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Communications - 8.3%
Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	358	$ 143,246
Comcast Corporation - Class A	7,430	311,243
		454,489
Entertainment Content - 0.2%
Walt Disney Company (The) (a)	3,001	278,163

Internet Media & Services - 7.1%
Alphabet, Inc. - Class A (a)	21,538	2,854,431
Alphabet, Inc. - Class C (a)	18,428	2,467,878
Meta Platforms, Inc. - Class A (a)	8,015	2,622,107
Shopify, Inc. - Class A (a)	7,754	564,646
		8,509,062
Telecommunications - 0.6%
AT&T, Inc.	11,112	184,126
Deutsche Telekom AG - ADR	20,253	485,667
		669,793
Consumer Discretionary - 8.9%
Apparel & Textile Products - 0.2%
NIKE, Inc. - Class B	2,066	227,818

Automotive - 2.9%
Ford Motor Company	18,804	192,929
Tesla, Inc. (a)	11,039	2,650,243
Toyota Motor Corporation - ADR	3,132	594,391
		3,437,563
Consumer Services - 0.2%
Perdoceo Education Corporation	1,302	22,681
Service Corporation International	2,735	167,573
Stride, Inc. (a)	871	52,765
		243,019
E-Commerce Discretionary - 4.1%
Amazon.com, Inc. (a)	33,447	4,886,272

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Consumer Discretionary - 8.9% (Continued)
Home Construction - 0.1%
Griffon Corporation	1,272	$ 59,186

Leisure Facilities & Services - 0.6%
McDonald's Corporation	2,602	733,348

Retail - Discretionary - 0.8%
Builders FirstSource, Inc. (a)	3,259	437,065
Home Depot, Inc. (The)	1,798	563,655
		1,000,720
Wholesale - Discretionary - 0.0% (b)
ePlus, Inc. (a)	480	30,470

Consumer Staples - 4.0%
Beverages - 0.9%
Anheuser-Busch InBev S.A./N.V. - ADR	9,195	578,641
Coca-Cola Company (The)	7,590	443,560
Coca-Cola Consolidated, Inc.	76	55,824
National Beverage Corporation (a)	247	11,742
		1,089,767
Food - 0.2%
Cal-Maine Foods, Inc.	1,026	49,166
J.M. Smucker Company (The)	106	11,631
Pilgrim's Pride Corporation (a)	1,421	36,321
Post Holdings, Inc. (a)	987	84,320
		181,438
Household Products - 1.7%
Colgate-Palmolive Company	1,541	121,384
Inter Parfums, Inc.	152	19,024
L'Oreal S.A. - ADR	6,086	572,571
Procter & Gamble Company (The)	8,780	1,347,906
		2,060,885
Retail - Consumer Staples - 0.6%
Murphy USA, Inc.	880	325,204
Walmart, Inc.	2,677	416,782
		741,986

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Consumer Staples - 4.0% (Continued)
Tobacco & Cannabis - 0.6%
Altria Group, Inc.	3,151	$ 132,468
Philip Morris International, Inc.	5,623	524,963
Universal Corporation	217	12,209
		669,640
Wholesale - Consumer Staples - 0.0% (b)
Andersons, Inc. (The)	826	41,184

Energy - 4.1%
Oil & Gas Producers - 4.0%
Baytex Energy Corporation	1,984	7,638
BP plc - ADR	8,010	290,683
Chevron Corporation	7,022	1,008,359
Civitas Resources, Inc.	878	60,310
CNX Resources Corporation (a)	4,591	95,768
ConocoPhillips	4,509	521,105
DT Midstream, Inc.	3,261	186,823
HF Sinclair Corporation	5,977	313,673
Matador Resources Company	2,472	143,079
Murphy Oil Corporation	2,511	107,396
PBF Energy, Inc. - Class A	4,461	198,068
Range Resources Corporation	9,251	300,658
Shell plc - ADR	8,774	577,329
SM Energy Company	4,799	179,723
Southwestern Energy Company (a)	23,710	156,249
TotalEnergies SE - ADR	8,509	579,038
Woodside Energy Group Ltd. - ADR	1,543	31,369
		4,757,268
Oil & Gas Services & Equipment - 0.1%
NOV, Inc.	6,327	119,074

Financials - 8.0%
Asset Management - 0.2%
Brookfield Corporation	8,236	290,484

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Financials - 8.0% (Continued)
Banking - 3.8%
Cathay General Bancorp	972	$ 35,653
City Holding Company	494	47,557
Commonwealth Bank of Australia - ADR	4,174	286,796
Cullen/Frost Bankers, Inc.	1,329	130,627
CVB Financial Corporation	4,610	82,427
FB Financial Corporation	363	12,182
First BanCorporation	5,537	83,055
First Commonwealth Financial Corporation	1,771	23,678
Fulton Financial Corporation	2,507	35,675
Hancock Whitney Corporation	1,162	47,933
Home BancShares, Inc.	2,669	59,199
Hope Bancorp, Inc.	2,393	23,451
HSBC Holdings plc - ADR	7,583	291,415
Independent Bank Corporation	1,047	59,700
International Bancshares Corporation	793	35,582
JPMorgan Chase & Company	11,704	1,826,760
Lakeland Financial Corporation	428	23,775
Mitsubishi UFJ Financial Group, Inc. - ADR	66,924	574,877
National Bank Holdings Corporation - Class A	719	23,734
NBT Bancorp, Inc.	659	23,414
Northwest Bancshares, Inc.	2,148	23,929
OFG Bancorp	1,059	35,540
Park National Corporation	214	23,754
Preferred Bank	516	31,801
Prosperity Bancshares, Inc.	1,412	85,158
Seacoast Banking Corporation of Florida	1,008	23,426
Southside Bancshares, Inc.	352	9,655
Toronto-Dominion Bank (The)	4,710	287,263
United Bankshares, Inc.	2,136	70,723
US Bancorp	2,535	96,634
Wintrust Financial Corporation	1,822	156,091
		4,571,464
Institutional Financial Services - 0.5%
Bank of New York Mellon Corporation (The)	2,769	133,798
Morgan Stanley	5,359	425,183

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Financials - 8.0% (Continued)
Institutional Financial Services - 0.5% (Continued)
StoneX Group, Inc. (a)	458	$ 27,967
		586,948
Insurance - 3.2%
AIA Group Ltd. - ADR	8,134	279,891
Allianz SE - ADR	22,706	568,558
American Equity Investment Life Holding Company (a)	1,169	64,482
Assured Guaranty Ltd.	1,790	121,559
Berkshire Hathaway, Inc. - Class B (a)	6,653	2,395,080
Genworth Financial, Inc. - Class A (a)	12,987	76,493
Kinsale Capital Group, Inc.	335	117,284
Safety Insurance Group, Inc.	313	24,079
Unum Group	2,566	110,338
		3,757,764
Specialty Finance - 0.3%
American Express Company	1,074	183,407
Capital One Financial Corporation	755	84,303
Mr. Cooper Group, Inc. (a)	1,431	86,604
		354,314
Health Care - 8.2%
Biotech & Pharma - 4.5%
Amphastar Pharmaceuticals, Inc. (a)	1,091	61,445
Bristol-Myers Squibb Company	9,556	471,875
Corcept Therapeutics, Inc. (a)	1,626	41,414
Dynavax Technologies Corporation (a)	2,201	30,154
Exelixis, Inc. (a)	6,761	147,458
Gilead Sciences, Inc.	2,612	200,079
Halozyme Therapeutics, Inc. (a)	2,095	80,888
Johnson & Johnson	10,505	1,624,703
Merck & Company, Inc.	9,710	995,081
Novartis AG - ADR	5,986	586,029
Novo Nordisk A/S - ADR	5,700	580,488
Pfizer, Inc.	12,376	377,097
Sandoz Group AG - ADR (a)	991	28,288
United Therapeutics Corporation (a)	718	172,320
		5,397,319

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Health Care - 8.2% (Continued)
Health Care Facilities & Services - 1.8%
CVS Health Corporation	2,446	$ 166,206
UnitedHealth Group, Inc.	3,483	1,925,994
		2,092,200
Medical Equipment & Devices - 1.9%
Abbott Laboratories	6,955	725,337
Danaher Corporation	2,717	606,734
Medtronic plc	2,563	203,169
Thermo Fisher Scientific, Inc.	1,525	756,034
		2,291,274
Industrials - 5.8%
Aerospace & Defense - 1.3%
AAR Corporation (a)	688	47,678
Airbus SE - ADR	15,473	575,131
Boeing Company (The) (a)	913	211,478
Curtiss-Wright Corporation	957	204,702
General Dynamics Corporation	915	225,978
Lockheed Martin Corporation	519	232,393
		1,497,360
Commercial Support Services - 0.9%
CorVel Corporation (a)	145	30,285
FTI Consulting, Inc. (a)	652	143,740
H&R Block, Inc.	6,725	305,449
Insperity, Inc.	422	48,003
Recruit Holdings Company Ltd. - ADR	76,401	566,131
		1,093,608
Diversified Industrials - 0.6%
3M Company	2,308	228,653
Honeywell International, Inc.	1,288	252,345
Siemens AG - ADR	3,429	288,036
		769,034
Electrical Equipment - 0.6%
nVent Electric plc	3,374	179,666
Schneider Electric SE - ADR	15,735	578,733
		758,399

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Industrials - 5.8% (Continued)
Engineering & Construction - 0.6%
AECOM	3,418	$ 303,724
Comfort Systems USA, Inc.	872	168,802
Dycom Industries, Inc. (a)	353	36,666
Fluor Corporation (a)	4,839	184,027
		693,219
Industrial Intermediate Products - 0.2%
Mueller Industries, Inc.	4,385	182,109

Industrial Support Services - 0.1%
Applied Industrial Technologies, Inc.	784	125,495

Machinery - 0.2%
Caterpillar, Inc.	958	240,190
Titan International, Inc. (a)	2,742	35,838
		276,028
Transportation & Logistics - 1.3%
ArcBest Corporation	698	83,195
Canadian National Railway Company	2,535	293,933
Deutsche Post AG - ADR	6,106	286,982
FedEx Corporation	490	126,827
Matson, Inc.	930	89,066
Union Pacific Corporation	1,985	447,161
United Parcel Service, Inc. - Class B	1,490	225,899
		1,553,063
Materials - 3.4%
Chemicals - 1.0%
BASF SE - ADR	24,388	284,486
Cabot Corporation	2,048	155,443
Innospec, Inc.	674	70,817
Linde plc	1,654	684,376
		1,195,122
Construction Materials - 0.5%
Carlisle Companies, Inc.	2,322	651,112

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Forestry, Paper & Wood Products - 0.3%
Boise Cascade Company	729	$ 79,680
Louisiana-Pacific Corporation	770	46,962
Sylvamo Corporation	979	49,224
UFP Industries, Inc.	1,298	142,300
		318,166
Metals & Mining - 1.0%
BHP Group Ltd. - ADR	4,709	287,061
CONSOL Energy, Inc.	932	99,416
Encore Wire Corporation	895	164,949
Rio Tinto plc - ADR	8,340	576,211
Warrior Met Coal, Inc.	1,853	103,712
		1,231,349
Steel - 0.6%
Reliance Steel & Aluminum Company	1,553	427,479
Steel Dynamics, Inc.	2,310	275,190
		702,669
Real Estate - 3.7%
REITs - 3.7%
American Tower Corporation	1,512	315,675
Crown Castle, Inc.	4,831	566,580
Digital Realty Trust, Inc.	4,180	580,100
Equinix, Inc.	1,452	1,183,395
Equity LifeStyle Properties, Inc.	1,695	120,515
Host Hotels & Resorts, Inc.	6,126	107,021
Invitation Homes, Inc.	5,370	179,143
Kimco Realty Corporation	6,211	119,997
Regency Centers Corporation	1,530	96,053
SBA Communications Corporation	1,122	277,089
Simon Property Group, Inc.	579	72,311
Sun Communities, Inc.	1,408	182,111
Welltower, Inc.	7,410	660,231
		4,460,221

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Technology - 31.0%
Semiconductors - 7.1%
Advanced Micro Devices, Inc. (a)	2,584	$ 313,077
ASML Holding N.V.	839	573,675
Axcelis Technologies, Inc. (a)	713	88,612
Broadcom, Inc.	1,702	1,575,592
Intel Corporation	5,610	250,767
NVIDIA Corporation	10,225	4,782,232
Onto Innovation, Inc. (a)	797	112,385
Photronics, Inc. (a)	2,221	46,930
QUALCOMM, Inc.	3,792	489,358
Texas Instruments, Inc.	1,858	283,735
		8,516,363
Software - 10.6%
Microsoft Corporation	28,777	10,903,893
Oracle Corporation	2,655	308,537
PDF Solutions, Inc. (a)	288	8,637
Salesforce, Inc. (a)	3,513	884,925
SAP SE - ADR	3,632	577,924
		12,683,916
Technology Hardware - 9.7%
Apple, Inc.	53,692	10,198,795
Avnet, Inc.	2,563	119,846
Cisco Systems, Inc.	7,686	371,849
Nintendo Company Ltd. - ADR	49,875	580,046
Sony Group Corporation - ADR	3,318	285,182
		11,555,718
Technology Services - 3.6%
Accenture plc - Class A	2,187	728,577
CACI International, Inc. - Class A (a)	263	84,410
International Business Machines Corporation	1,454	230,546
Mastercard, Inc. - Class A	3,008	1,244,801
PayPal Holdings, Inc. (a)	4,654	268,117
Science Applications International Corporation	1,241	145,706
Visa, Inc. - Class A	5,904	1,515,439
		4,217,596

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Utilities - 1.4%
Electric Utilities - 1.4%
Constellation Energy Corporation	778	$ 94,169
Duke Energy Corporation	1,444	133,252
Enel S.p.A. - ADR	81,944	574,018
Exelon Corporation	2,156	83,028
Iberdrola S.A. - ADR	5,761	285,227
NextEra Energy, Inc.	9,189	537,648
		1,707,342

Total Common Stocks (Cost $91,685,971)		$ 103,720,801

EXCHANGE-TRADED FUNDS - 9.0%	Shares	Value
Global X MSCI Greece ETF	3,850	$ 143,990
iShares 1-3 Year Treasury Bond ETF	22,000	1,796,300
iShares Gold Trust (a)	71,732	2,764,551
iShares MSCI Brazil ETF	16,536	562,389
iShares MSCI India ETF	56,961	2,621,345
iShares MSCI Malaysia ETF	1,129	23,980
iShares MSCI Mexico ETF	8,653	547,216
iShares MSCI Philippines ETF	2,375	59,517
iShares MSCI Saudi Arabia ETF	3,036	120,226
iShares MSCI South Africa ETF	880	35,587
iShares MSCI South Korea ETF	15,613	984,244
iShares MSCI Taiwan ETF	15,598	759,623
iShares MSCI Turkey ETF	7,749	273,307
iShares MSCI UAE ETF	4,839	71,714
Total Exchange-Traded Funds (Cost $10,181,532)		$ 10,763,989

>
BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 5.23% (c)	531,545	$ 531,545
First American Government Obligations Fund - Class X, 5.29% (c)	1,715,381	1,715,381
Total Money Market Funds (Cost $2,246,926)		$ 2,246,926

Investments at Value - 97.7% (Cost $104,114,429)		$ 116,731,716

Other Assets in Excess of Liabilities - 2.3%		2,766,453

Net Assets - 100.0%		$ 119,498,169

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of November 30, 2023.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni